Offerings - Offering: 1	Jun. 17, 2026 USD ($) shares uSD
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	9,842,876
Proposed Maximum Offering Price per Unit | uSD	55.08
Maximum Aggregate Offering Price	$ 542,145,610.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 74,870.31
Offering Note
(1) This Registration Statement on Form S-8 (this “Registration Statement”) relates to an aggregate of 9,842,876 shares of common stock, par value $0.01 per share (“Common Stock”), of OneMain Holdings, Inc. (the “Registrant”) issuable pursuant to the OneMain Holdings, Inc. 2026 Omnibus Incentive Plan (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split or other similar transaction. This Registration Statement also relates to an indeterminate number of additional shares of Common Stock that may be issued pursuant to anti-dilution and other adjustment provisions of the Plan.
(2) Estimated solely for purposes of calculating the registration fee. This estimate has been computed in accordance with Rules 457(c) and 457(h) of the Securities Act and is calculated based upon the average of the high and low sales prices of the Common Stock, as reported on the New York Stock Exchange on June 10, 2026.